Mortgage Servicing Rights - Changes in Fair Value of Capitalized MSRs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transfers and Servicing of Financial Assets [Abstract]
Balance at beginning of period	$ 2,591	$ 2,512	$ 2,338
Rights purchased	13	43	29
Rights capitalized	445	524	632
Changes in fair value of MSRs
Due to fluctuations in market interest rates	(23)	(55)	(58)
Due to revised assumptions or models	18	19	10
Other changes in fair value	(399)	(452)	(439)
Balance at end of period	$ 2,645	$ 2,591	$ 2,512